ACQUISITIONS (Details 13) - USD ($) $ in Thousands		12 Months Ended
	Feb. 17, 2015	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2013
Net tangible assets:
Goodwill		$ 72,101	$ 41,412
Zhejiang Ailikang | Hangzhou Aibo
Acquisitions
Acquiree ownership interest in subsidiary (as a percent)				100.00%
iKang Tianjin Hexi Fenghui
Acquisitions
Percentage of equity interest acquired	100.00%
Cash consideration	$ 2,073
Acquisition-related costs	0
Net tangible assets:
Current assets	133
Non-current assets	356
Current liabilities	(3)
Total	486
Goodwill	1,228
Deferred tax liability	(120)
Total	1,587
Total consideration	2,073
Net revenue		59
Net loss		$ 73
iKang Tianjin Hexi Fenghui | Customer relationship
Net tangible assets:
Intangible assets acquired	$ 415
Estimated useful lives	5 years
iKang Tianjin Hexi Fenghui | Operating license
Net tangible assets:
Intangible assets acquired	$ 64
Estimated useful lives	1 year 10 months 24 days